CREDITS FROM BANK INSTITUTION AND OTHERS	12 Months Ended
Dec. 31, 2024
Credit From Banks And Others [Abstract]
CREDIT FROM BANKS AND OTHERS [Text Block]
NOTE 14 -	CREDITS FROM BANK INSTITUTION AND OTHERS

A.
On May 17, 2023, the Company and Bank Mizrahi entered into credit facility with total commitment of up to NIS 10 million (approximately $3,600) (the “New Mizrahi Facility”) which consists of NIS 5 million credit line and NIS 5 million loan to be settled with 24 monthly installments from May 2023 which bears an annual interest at the Israeli Prime interest rate plus 2.9%. In August 2024, the credit line of NIS 5 million (approximately $1,969) received from Bank Mizrahi was converted into a six-month short-term loan, bearing an annual variable interest rate of P+1.9%.

The Company's Chief Executive Officer, Chairman of the Board and the main shareholder (the “Guarantor”) provided the bank a personal guarantee equal to the outstanding borrowed amount, allowing the New Mizrahi Facility to remain effective.

For more information regarding the modification of terms, see Note 26F below.

B.
On October 11, 2022, IMC Holdings entered into a loan agreement with non-financial institution, to borrow a principal amount of NIS 10,500 thousand (approximately $4,000) at an annual interest of 15% (the “Loan”), which was to be repaid within 12 months of the agreement date. The Loan is secured by (i) a first-rank land charge on the Logistics Center of Adjupharm and (ii) a personal guarantee provided by the Guarantor.

On October 25, 2023, a first amendment was signed which extends the loan period by an additional 3 months, under which the annual interest rate will be 15%, with associated fees and commissions of 3% for the application fee and an origination fee of 3% per annum.

On February 26, 2024, a second amendment was signed which extends the loan period until April 15, 2024. On May 8, 2024, a third amendment was signed which extended the loan period until October 31, 2024.

On October 31, 2024 and November 4, 2024, IMC Holdings repaid a principal amount of NIS 5,400 thousand (approximately $1,860) and NIS 600 thousand (approximately $207).

For more information regarding the extension of the maturity date, see Note 26E below.

C.
On October 17, 2023, IMC Holdings entered into a loan agreement with a non-financial institution, to borrow a principal amount of NIS 1.8 million (approximately $709) which bears an annual interest of 18%, with associated application fee of 4% and an origination fee of 4% per annum. The principal amount and accrued interest shall be paid within 6 months.

On April 17, 2024, an amendment was signed which extends the maturity date of the principal amount and accrued interest to April 18, 2025 over which the unpaid principal amount will accrue an interest at a rate of 17%, with no additional fees associated.

In 2024, IMC Holdings repaid an amount of interest amounted to NIS 100 thousand (approximately $39).

For more information regarding the extension of the maturity date, see Note 26C below.

D.
On October 11, 2023, IMC Holdings entered into a loan agreement with a non-financial institution, to borrow a principal amount of NIS 1.5 million which bears an annual interest of 18%, with associated application fee of 4% and an origination fee of 4% per annum. The principal amount and accrued interest shall be paid on June 11, 2024.

On December 28, 2023, IMC Holdings entered into a loan agreement with a non-financial institution to borrow a principal amount of NIS 1.5 million (approximately $591) which bears an interest at a rate of 16%. The principal amount and accrued interest shall be paid on December 31, 2024.

In May 2024, the outstanding principal and accrued interest amounted to $1,241 were converted into convertible debenture (see Note 15 below).

E.
On October 11, 2023, IMC Holdings entered into a loan agreement with a non-financial institution, to borrow a principal amount of $200 which bears an annual interest of 18%, with associated application fee of 4% and an origination fee of 4% per annum. The principal amount and accrued interest shall be paid within 6 months.

In May 2024, the outstanding principal and accrued interest amounted to $230 were converted into convertible debenture (see Note 15 below).

F.
On October 9, 2023, Rosen entered into a loan agreement with a non-financial institution, to borrow a principal amount of NIS 1 million (approximately $394) which bears an interest at a rate of 20%. The principal amount shall be paid on March 30, 2024 and accrued interest shall be paid on a monthly basis until January 31, 2025. The loan is secured by (i) a floating lien of the first degree and assignment of unlimited lien on all Rosen's assets, and in particular a floating lien on goods in a value of the loan as stored for Rosen in Nehoshtan Basalt Ltd., (ii) a first rank charge on goods in a value of the loan as stored for Rosen in Nehoshtan Basalt Ltd., (iii) a personal guarantee provided by the Guarantor and (iv) letter of guarantee from the Company. In 2024, the principal amount was fully repaid.

On April 17, 2024, Yarok Pharm entered into a loan agreement with a non-financial institution, to borrow a principal amount of NIS 3 million (approximately $1,181) which bears an interest at a rate of 15%. The principal amount shall be paid on January 31, 2025, but early repayment is permitted subject to certain conditions as described in the loan agreement and accrued interest shall be paid on a monthly basis until January 31, 2025. The loan is secured by (i) a first-degree floating lien and assignment of unlimited lien on all Yarok Pharm’s assets, (ii) a first rank charge on the investment of IMC Holdings in Xinteza, (iii) a personal guarantee provided by the Guarantor and (iv) letter of guarantee from the Company.

For more information regarding the extension of the maturity date, see Note 26D below.

G.
On July 1, 2024, IMC Holdings entered into series of short-terms loan agreements with a non-financial institution, to borrow a principal amount of NIS 3 million (approximately $1,181) which bears an interest at a rate of 12%. The principal amount and accrued interest shall be paid on March 31, 2025. The loan is secured by a personal guarantee provided by the Guarantor.

H.
On February 28, 2024, a loan agreement was signed between IMC Holdings and Kadimastem Ltd. (“Kadimastem”) under which Kadimastem will provide a loan of up to US$650 thousand to IMC Holdings, in two installments: (i) US$300 thousand upon signing the loan agreement and (ii) US$350 thousand upon execution of definitive agreement regarding the Proposed Transaction (the “Loan”). The Loan accrues 9.00% interest per annum over a period of 12 months and is secured by certain collaterals, as defined in the loan agreement.

On May 28, 2024, the non-binding term sheet executed between the parties was terminated. Consequently, the Loan provided to IMC Holdings of US$300 thousand (approximately $431) was repaid together with accrued interest, in 3 installments by July 31, 2024.

I.
On July 30, 2024, the Company entered into an acknowledgment and payment schedule agreement with an unrelated service provider, regarding unpaid fees, charges, and disbursements for legal services rendered to the Company. According to the terms of the agreement, the Company is required to pay an amount of $54 on the first business day of each month for a period of 24 months, with the first payment due on November 1, 2024. The total amount of debt of $1,296 represents a discount of 33% of the original debt.

On December 8, 2024, the Company entered into an agreement with an unrelated service provider, regarding unpaid fees, charges, and disbursements for legal services rendered to the Company. According to the terms of the agreement, the Company is required to pay an amount of US$33 thousand over a period of 9 months, with the first payment due on April 1, 2025. The total amount of debt of US$297 thousand represents a discount of 30% of the original debt.

As a result of the above settlements, the Company recognized liabilities amounted to $1,378 which represent the fair value of the adjusted liabilities based on discounted payments with an interest rate that represents the applicable rate of risk for the Company. The difference between the fair value of the adjusted liabilities and their previous carrying amounts equal to $960 represents a gain from debt restructuring which was recognized as an income as part of general and administrative expenses during the year ended December 31, 2024.

J.
From time to time, in the normal course of business, the Company enters into financing transactions with non-banking credit services entities under which the Company receives short-term loans that are guaranteed by certain identified outstanding unpaid invoices of certain customers (the “Selected Trade Receivables”). As it was determined that the Company has retained substantially all the risks and rewards of ownership of the Selected Trade Receivables, the Company continues to recognize the Selected Trade Receivables in their entirety and recognizes financial liability for the consideration received as short-term loans.

Breakdown of credits from bank institution and others as of December 31, 2024 and 2023:

	December 31,
	2024	2023

Credit from bank institution	$2,586	$3,227
Credit from non-financial institutions	6,384	6,484
Check receivables	6,641	2,802

	$15,611	$12,513

	December 31,
	2024	2023

Current maturity	$15,145	$12,119
Long-term credit	466	394

	$15,611	$12,513

During the years ended December 31, 2024, 2023 and 2022, the Company recorded interest expenses related to credits received from bank institution and others amounted to $1,543, $1,004 and $338, respectively.